INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended	13 Months Ended
	Nov. 30, 2020	Dec. 31, 2021
Combined Canadian Federal And Provincial Statutory Rate	26.50%	26.50%
Non-capital Losses For Canadian Income Tax Purposes	$ 1,298,000	$ 3,552,000
Non-capital Losses For Foreign Income Tax Purposes		$ 3,126,000